Accounts Payable and Accrued Liabilities (Details) - Schedule of Accounts Payable and Accrued Liabilities - CAD ($)	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Schedule Of Accounts Payable And Accrued Liabilities [Abstract]
Trade payables and accrued liabilities	$ 6,466,196	$ 3,626,462
Salaries and fringe benefits	5,757,652	6,584,878
Interest payable on credit facility	221,247	353,014
Deferred revenue (note 6)	1,104,229	311,516	$ 5,845	$ 100,271
Others	21,581	112,492
Total	$ 13,570,905	$ 10,988,362